Income Taxes - Additional Information (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Accrued interest or penalties	$ 0
Unrecognized Tax Benefits	0
Foreign operations	0
Amounts for unrecognized tax benefits, interest or penalties	0	$ 0
Federal [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 486,600,000
Operating loss carry-forwards begin to expire year	2026
Research and development tax credit carry-forwards	$ 15,400,000
Tax credit carry-forwards begin to expire year	2027
State [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 497,200
Operating loss carry-forwards begin to expire year	2030
Research and development tax credit carry-forwards	$ 6,200,000
Foreign [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carry-forwards	100,000
Non Expirable [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 258,500,000
Effective Income Tax Rate Deduction, Percent	80.00%
Non Expirable [Member] | Foreign [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 100,000
Expirable [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	228,100,000
Expirable [Member] | State [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 497,200,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Open Tax Year	2017